INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net	$ 3,437,089	$ 3,629,821	$ 0
Intellectual Technology [Member]
Amortization Period	10 years	10 years
Intangible assets, gross	$ 3,854,675	$ 3,854,675
Accumulated amortization	417,586	224,854
Intangible assets, net	$ 3,437,089	$ 3,629,821